Shareholder Report, Holdings (Details) - The Free Markets ETF	May 31, 2026
Interactive Brokers Group, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Palo Alto Networks, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Citizens Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
KeyCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Williams Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Cisco Systems, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Palantir Technologies, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Circle Internet Group, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Industrial Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Software & Tech Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Banking Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Oil & Gas Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Tech Hardware & Semiconductors Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Retail & Wholesale - Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Media Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%